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+1 212 839 5370 BKAPLOWITZ@SIDLEY.COM
AMERICA • ASIA PACIFIC • EUROPE

August 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Anu Dubey, Division of Investment Management

Re:	Short Term Investment Fund for Puerto Rico Residents, Inc.

(1933 Act File No. 333-[•] / 1940 Act File No. 811-23673)

Dear Ms. Dubey:

On behalf of the Short Term Investment Fund for Puerto Rico Residents, Inc. (formerly, Puerto Rico Short Term Investment Fund, Inc.) (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), and related exhibits. The Registration Statement is not dated as of the date hereof, as the Registration Statement was previously submitted to the Commission via email on March 12, 2021, and as a subsequent correspondence filing on June 14, 2021.

Please do not hesitate to contact the undersigned (212-839-5370) or Carla Teodoro (212-839-5969) with any comments or questions you might have.

Very truly yours,

/s/ Brian M. Kaplowitz
Brian M. Kaplowitz

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.